Finance income and expense (Details 1 - Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and expense
Interest on convertible bond	€ 49	€ 19	€ 11
Interest on senior notes	€ 11	0	0
Net foreign exchange loss		€ 1	€ 0
Weighted average rate on funds borrowed	3.06%	4.80%	5.20%
Capitalise borrowing costs
Payment for interest on convertible bonds	€ 11	8	3
Payment for interest on senior notes	24
Payment for other interest and finance expense	€ 11	€ 6	€ 4